SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other current liabilities:
Director fees	$ 25	$ 11
Trade payables	41	29
Accrued expenses and other	160	144
Other current liabilities	226	184
Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	(36)	(245)
Other	(2)	(7)
Financial expenses	$ (38)	$ (252)
Financial income:
Income from change in fair value of investment in BioCancell and sale of BioCancell shares			$ 574
Other	$ 9	$ 12	5
Financial income	9	12	579
Financial income (expenses), net	$ (29)	$ (240)	$ 579